Restructuring (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Jun. 04, 2013
June 2013 Restructuring
Restructuring Cost and Reserve [Line Items]
Expected positions eliminated (percent)					15.00%
Restructuring expenses	$ 2,104	$ 56,250
Restructuring reserve	1,438	12,298	0
June 2013 Restructuring | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,224	41,435
Restructuring reserve	1,283	7,379	0
June 2013 Restructuring | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	880	11,966
Restructuring reserve	155	4,919	0
June 2013 Restructuring | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		2,849
Other Restructuring Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	15,600	16,100
Other Restructuring Initiatives | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21,200	10,300	43,600
Other Restructuring Initiatives | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				$ 7,800